111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                               July 3, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on Behalf of MFS® Diversified Income Fund, MFS® Global Real Estate Fund, MFS® Government Securities Fund and MFS® New Discovery Value Fund  (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on June 26, 2014.

Please call the undersigned at (617) 954-5843 or Andrew Liakos at (617) 954-5924 with any questions you may have.

                               Very truly yours,

                               BRIAN E. LANGENFELD

                               Brian E. Langenfeld
                               Vice President and Senior Counsel

BEL/bjn